Off-balance sheet commitments received and contingent assets	12 Months Ended
Dec. 31, 2023
Off-Balance Sheet Commitments [Abstract]
Off-balance sheet commitments received and contingent assets	Off-balance sheet commitments received and contingent assets
The maximum amounts receivable by the Group after December 31, 2023 under the “RNP-VIR” and “CARENA” and innovation agreements entered into with Bpifrance, subject to the provision of evidence to support the forecast expenses and the achievement of scientific milestones, are €3,255 thousand and €1,853 thousand, respectively.
As part of the Kreos / Claret Financing agreement, the Group has received loan commitments from Kreos and Claret for the tranches B and C, of €25,000 thousand in aggregate principal amount each (subject to the conditions set forth in Note 15.1.). The limit dates for the drawdowns are March 31, 2024 and July 31, 2024 respectively.
As part of the Heights Financing agreement, the Group has received a loan commitment from Heights for the tranche B, of up to
€40,000 thousand in aggregate principal amount (subject to the conditions set forth in Note 15.2.). The limit date for the complete drawdown is August 24, 2024.